Operating and Maintenance Costs	3 Months Ended
Jun. 30, 2025
Operating Costs and Expenses [Abstract]
Operating and Maintenance Costs [Text Block]

22. Operating and Maintenance Costs

Operating and maintenance costs were comprised of the following:

	Three-months ended
	June 30, 2025	June 30, 2024

Digital currency mining	$26,843	$18,266
High performance computing hosting	2,140	2,738
Total	$28,983	$21,004